Fair Valuation Measurement:
FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of March 31, 2022:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,048,313	$-	$1,048,313
Exchange-Traded Funds	344,128	-	-	344,128
Total Assets	$344,128	$1,048,313	$-	$1,392,441

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$736,225	$-	$736,225
Total Liabilities	$-	$736,225	$-	$736,225

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,845,558	$-	$1,845,558
Exchange-Traded Funds	590,730	-	-	590,730
Total Assets	$590,730	$1,845,558	$-	$2,436,288

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,238,196	$-	$1,238,196
Total Liabilities	$-	$1,238,196	$-	$1,238,196

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,222,725	$-	$1,222,725
Exchange-Traded Funds	362,689	-	-	362,689
Total Assets	$362,689	$1,222,725	$-	$1,585,414

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$794,201	$-	$794,201
Total Liabilities	$-	$794,201	$-	$794,201

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,002,049	$-	$1,002,049
Exchange-Traded Funds	344,128	-	-	344,128
Total Assets	$344,128	$1,002,049	$-	$1,346,177

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$713,422	$-	$713,422
Total Liabilities	$-	$713,422	$-	$713,422

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,093,352	$-	$1,093,352
Exchange-Traded Funds	346,631	-	-	346,631
Total Assets	$346,631	$1,093,352	$-	$1,439,983

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$735,604	$-	$735,604
Total Liabilities	$-	$735,604	$-	$735,604

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,116,827	$-	$1,116,827
Exchange-Traded Funds	345,433	-	-	345,433
Total Assets	$345,433	$1,116,827	$-	$1,462,260

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$731,655	$-	$731,655
Total Liabilities	$-	$731,655	$-	$731,655

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,119,899	$-	$1,119,899
Exchange-Traded Funds	343,831	-	-	343,831
Total Assets	$343,831	$1,119,899	$-	$1,463,730

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$800,597	$-	$800,597
Total Liabilities	$-	$800,597	$-	$800,597

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,161,797	$-	$1,161,797
Exchange-Traded Funds	346,274	-	-	346,274
Total Assets	$346,274	$1,161,797	$-	$1,508,071

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$796,459	$-	$796,459
Total Liabilities	$-	$796,459	$-	$796,459

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,238,844	$-	$1,238,844
Exchange-Traded Funds	343,295	-	-	343,295
Total Assets	$343,295	$1,238,844	$-	$1,582,139

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$816,013	$-	$816,013
Total Liabilities	$-	$816,013	$-	$816,013

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,147,872	$-	$1,147,872
Exchange-Traded Funds	343,832	-	-	343,832
Total Assets	$343,832	$1,147,872	$-	$1,491,704

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$833,491	$-	$833,491
Total Liabilities	$-	$833,491	$-	$833,491

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,184,435	$-	$1,184,435
Exchange-Traded Funds	346,334	-	-	346,334
Total Assets	$346,334	$1,184,435	$-	$1,530,769

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$824,313	$-	$824,313
Total Liabilities	$-	$824,313	$-	$824,313

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,237,659	$-	$1,237,659
Exchange-Traded Funds	343,295	-	-	343,295
Total Assets	$343,295	$1,237,659	$-	$1,580,954

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$837,817	$-	$837,817
Total Liabilities	$-	$837,817	$-	$837,817

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,186,886	$-	$1,186,886
Exchange-Traded Funds	343,831	-	-	343,831
Total Assets	$343,831	$1,186,886	$-	$1,530,717

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$866,621	$-	$866,621
Total Liabilities	$-	$866,621	$-	$866,621

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,277,272	$-	$1,277,272
Exchange-Traded Funds	346,274	-	-	346,274
Total Assets	$346,274	$1,277,272	$-	$1,623,546

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$920,009	$-	$920,009
Total Liabilities	$-	$920,009	$-	$920,009

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,419,620	$-	$1,419,620
Exchange-Traded Funds	343,295	-	-	343,295
Total Assets	$343,295	$1,419,620	$-	$1,762,915

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,021,515	$-	$1,021,515
Total Liabilities	$-	$1,021,515	$-	$1,021,515

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,183,422	$-	$1,183,422
Exchange-Traded Funds	343,831	-	-	343,831
Total Assets	$343,831	$1,183,422	$-	$1,527,253

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$862,362	$-	$862,362
Total Liabilities	$-	$862,362	$-	$862,362

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,268,358	$-	$1,268,358
Exchange-Traded Funds	346,274	-	-	346,274
Total Assets	$346,274	$1,268,358	$-	$1,614,632

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$913,909	$-	$913,909
Total Liabilities	$-	$913,909	$-	$913,909

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,362,070	$-	$1,362,070
Exchange-Traded Funds	343,295	-	-	343,295
Total Assets	$343,295	$1,362,070	$-	$1,705,365

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$972,079	$-	$972,079
Total Liabilities	$-	$972,079	$-	$972,079

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,163,278	$-	$1,163,278
Exchange-Traded Funds	343,832	-	-	343,832
Total Assets	$343,832	$1,163,278	$-	$1,507,110

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$836,198	$-	$836,198
Total Liabilities	$-	$836,198	$-	$836,198

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,268,974	$-	$1,268,974
Exchange-Traded Funds	359,331	-	-	359,331
Total Assets	$359,331	$1,268,974	$-	$1,628,305

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$905,025	$-	$905,025
Total Liabilities	$-	$905,025	$-	$905,025

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$1,358,188	$-	$1,358,188
Exchange-Traded Funds	343,295	-	-	343,295
Total Assets	$343,295	$1,358,188	$-	$1,701,483

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$967,665	$-	$967,665
Total Liabilities	$-	$967,665	$-	$967,665

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$222,327	$-	$222,327
Exchange-Traded Funds	614,825	-	-	614,825
U.S. Treasury Notes	-	207,565	-	207,565
Total Assets	$614,825	$429,892	$-	$1,044,717

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$90,898	$-	$90,898
Total Liabilities	$-	$90,898	$-	$90,898

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)
Assets:
	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$193,319	$-	$193,319
Exchange-Traded Funds	614,825	-	-	614,825
U.S. Treasury Notes	-	207,564	-	207,564
Total Assets	$614,825	$400,883	$-	$1,015,708

Liabilities:
	Level 1	Level 2	Level 3	Total
Written Options	$-	$74,706	$-	$74,706
Total Liabilities	$-	$74,706	$-	$74,706